As filed with the Securities and Exchange Commission on July 10, 2012
File No. 333-170106
File No. 811-22486

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	5	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	8	[	X	]

GPS FUNDS II
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie Hansen
2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service)

Please send copies of all communications to:

Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103

It is proposed that this filing will become effective (check appropriate box):
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On July 31, 2012 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 4 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 30, 2012 and pursuant to Rule 485(a)(2) would have become effective on July 14, 2012.

This Post-Effective Amendment No. 5 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 31, 2012 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 5 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill, and State of California, on July 10, 2012.

GPS FUNDS II

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Gurinder S. Ahluwalia *	Trustee	July 10, 2012
Gurinder S. Ahluwalia

David M. Dunford *	Trustee	July 10, 2012
David M. Dunford

Paul S. Feinberg *	Trustee	July 10, 2012
Paul S. Feinberg

John A. Fibiger *	Trustee	July 10, 2012
John A. Fibiger

/s/ Carrie E. Hansen	President	July 10, 2012
Carrie E. Hansen

/s/ Starr E. Frohlich	Vice President and Treasurer	July 10, 2012
Starr E. Frohlich

*By:	/s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated by reference.